Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Income Statement [Abstract]
Net sales	$ 1,568,259	$ 1,611,611	$ 1,577,627
Cost of goods sold	1,051,590	1,158,218	1,227,053
Distribution expenses	93,573	96,527	99,329
Restructuring expenses		2,492	2,046
Gross profit	423,096	354,374	249,199
Selling, general and administrative expenses	224,221	196,169	167,596
Restructuring expenses	120	2,248	5,265
Other expense, net	14,762	5,550	259
Operating income	183,993	150,407	76,079
Interest expense:
Third party interest	68,837	91,187	92,628
Related party interest	2,530	3,124	3,177
Refinancing charges	27,567
Amortization of loan origination fees and original issue discount	5,761	10,066	9,828
Income (loss) before income tax provision	79,298	46,030	(29,554)
Income tax (benefit) provision	(56,990)	8,919	8,389
Net income (loss)	136,288	37,111	(37,943)
Other comprehensive income (loss), net of tax:
Change in fair value of derivatives		2,294	(2,294)
Other comprehensive income (loss)		2,294	(2,294)
Comprehensive income (loss)	$ 136,288	$ 39,405	$ (40,237)
Net income (loss) per common share
Weighted average common shares outstanding-basic	71,101,484	65,350,463	64,209,838
Net income (loss) per common share-basic	$ 1.90	$ 0.57	$ (0.59)
Weighted average common shares outstanding-diluted	71,102,053	66,181,865	64,209,838
Net income (loss) per common share-Diluted	$ 1.90	$ 0.56	$ (0.59)
Dividend per share	$ 0.28